Income tax - Summary of Current and Deferred Tax (Expenses) Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense
Current year	$ (215)	$ (310)	$ 0
Uncertain tax positions	(40)	328	(110)
Total current income tax expense	(255)	18	(110)
Deferred income tax (expense) benefit
Origination and reversal of temporary differences	(231)	118	(58)
Total deferred income tax (expense) benefit	(231)	118	(58)
Total income tax (expense) benefit	$ (486)	$ 136	$ (168)